Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Jun. 30, 2021
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 3,614	€ 3,066
Positive market values from derivative financial instruments	9,042	8,725
Other trading assets	5,201	5,117
Non-trading financial assets mandatory at fair value through profit and loss	4,896	4,618
Financial assets designated at fair value through profit or loss	49	0
Financial assets at fair value through other comprehensive income	2,302	2,037
Other financial assets at fair value	78	20
Total financial assets held at fair value	25,182	23,583
Financial liabilities held at fair value:
Trading securities, liabilities	33	2
Negative market values from derivative financial instruments	9,781	8,200
Other trading liabilities	49	0
Financial liabilities designated at fair value through profit or loss	1,740	960
Other financial liabilities at fair value	(179)	(294)
Total financial liabilities held at fair value	11,424	8,867
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0	0
Positive market values from derivative financial instruments	0	0
Other trading assets	0	0
Non-trading financial assets mandatory at fair value through profit and loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Other financial assets at fair value	0	0
Total financial assets held at fair value	0	0
Financial liabilities held at fair value:
Trading securities, liabilities	0	0
Negative market values from derivative financial instruments	0	0
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Other financial liabilities at fair value	0	0
Total financial liabilities held at fair value	0	0
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(316)	394
Positive market values from derivative financial instruments	(2,034)	(275)
Other trading assets	37	114
Non-trading financial assets mandatory at fair value through profit and loss	547	229
Financial assets designated at fair value through profit or loss	4	0
Financial assets at fair value through other comprehensive income	5	37
Other financial assets at fair value	0	(2)
Total financial assets held at fair value	(1,757)	496
Financial liabilities held at fair value:
Trading securities, liabilities	(1)	0
Negative market values from derivative financial instruments	(2,182)	(656)
Other trading liabilities	(45)	(6)
Financial liabilities designated at fair value through profit or loss	125	(12)
Other financial liabilities at fair value	(485)	95
Total financial liabilities held at fair value	(2,588)	(579)
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	1,646	1,709
Positive market values from derivative financial instruments	0	0
Other trading assets	579	497
Non-trading financial assets mandatory at fair value through profit and loss	162	218
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	62	43
Other financial assets at fair value	0	0
Total financial assets held at fair value	2,449	2,468
Financial liabilities held at fair value:
Trading securities, liabilities	0	0
Negative market values from derivative financial instruments	0	0
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Other financial liabilities at fair value	0	0
Total financial liabilities held at fair value	0	0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(1,274)	(1,476)
Positive market values from derivative financial instruments	0	0
Other trading assets	(1,063)	(1,439)
Non-trading financial assets mandatory at fair value through profit and loss	(61)	(184)
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(156)	(22)
Other financial assets at fair value	0	0
Total financial assets held at fair value	(2,553)	(3,120)
Financial liabilities held at fair value:
Trading securities, liabilities	0	0
Negative market values from derivative financial instruments	0	0
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Other financial liabilities at fair value	0	0
Total financial liabilities held at fair value	0	0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	80	0
Positive market values from derivative financial instruments	0	0
Other trading assets	1,431	390
Non-trading financial assets mandatory at fair value through profit and loss	1,109	132
Financial assets designated at fair value through profit or loss	0	5
Financial assets at fair value through other comprehensive income	313	338
Other financial assets at fair value	0	0
Total financial assets held at fair value	2,932	865
Financial liabilities held at fair value:
Trading securities, liabilities	0	0
Negative market values from derivative financial instruments	0	0
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	1,163	45
Other financial liabilities at fair value	0	0
Total financial liabilities held at fair value	1,163	45
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(79)	(80)
Positive market values from derivative financial instruments	13	(465)
Other trading assets	(660)	(592)
Non-trading financial assets mandatory at fair value through profit and loss	(535)	(207)
Financial assets designated at fair value through profit or loss	(45)	0
Financial assets at fair value through other comprehensive income	(349)	(236)
Other financial assets at fair value	0	0
Total financial assets held at fair value	(1,655)	(1,580)
Financial liabilities held at fair value:
Trading securities, liabilities	0	(2)
Negative market values from derivative financial instruments	(254)	(166)
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	(129)	(202)
Other financial liabilities at fair value	(7)	(8)
Total financial liabilities held at fair value	(390)	(378)
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	1,174	663
Positive market values from derivative financial instruments	6,976	2,951
Other trading assets	505	542
Non-trading financial assets mandatory at fair value through profit and loss	177	47
Financial assets designated at fair value through profit or loss	88	0
Financial assets at fair value through other comprehensive income	566	274
Other financial assets at fair value	0	3
Total financial assets held at fair value	9,486	4,479
Financial liabilities held at fair value:
Trading securities, liabilities	0	18
Negative market values from derivative financial instruments	5,517	3,016
Other trading liabilities	0	64
Financial liabilities designated at fair value through profit or loss	80	180
Other financial liabilities at fair value	1	2
Total financial liabilities held at fair value	5,598	3,281
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(785)	(611)
Positive market values from derivative financial instruments	(2,477)	(2,418)
Other trading assets	(567)	(477)
Non-trading financial assets mandatory at fair value through profit and loss	(912)	(506)
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(158)	(220)
Other financial assets at fair value	49	(17)
Total financial assets held at fair value	(4,851)	(4,248)
Financial liabilities held at fair value:
Trading securities, liabilities	0	0
Negative market values from derivative financial instruments	(1,904)	(1,464)
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	(50)	(93)
Other financial liabilities at fair value	40	37
Total financial liabilities held at fair value	(1,914)	(1,520)
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	4,060	3,666
Positive market values from derivative financial instruments	11,519	8,518
Other trading assets	5,462	4,152
Non-trading financial assets mandatory at fair value through profit and loss	5,383	4,347
Financial assets designated at fair value through profit or loss	96	6
Financial assets at fair value through other comprehensive income	2,585	2,252
Other financial assets at fair value	127	4
Total financial assets held at fair value	29,232	22,943
Financial liabilities held at fair value:
Trading securities, liabilities	33	18
Negative market values from derivative financial instruments	10,958	8,930
Other trading liabilities	4	58
Financial liabilities designated at fair value through profit or loss	2,928	878
Other financial liabilities at fair value	(630)	(168)
Total financial liabilities held at fair value	€ 13,293	€ 9,717